Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between (i) compensation “actually paid” (as computed in accordance with SEC rules) to our named executive officers and (ii) certain aspects of financial performance of the Company. The Compensation Committee does not in practice use “compensation actually paid” as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, see “Compensation Discussion and Analysis.” The below disclosure is provided only to comply with applicable SEC rules.

Pay versus Performance Table

			Average	Average	Value of Initial Fixed $100
			Summary	Compensation	Investment Based On
	Summary		Compensation	Actually	($)(4)
	Compensation	Compensation	Table Total	Paid to		Peer Group
	Table Total	Actually	for non-PEO	non-PEO	Total	Total
	for PEO	Paid to PEO	NEOs	NEOs	Shareholder	Shareholder	Net Income	Free Cash Flow
Year	($)(1)	($)(3)	($)(2)	($)(2)(3)	Return ($)	Return ($)	(in thousands, $)	(in thousands, $)(5)
2023	3,554,176	2,886,305	1,656,236	1,415,337	158.28	137.42	145,678	$82,687
2022	3,240,010	4,727,482	1,307,227	1,689,362	230.63	118.41	92,059	$57,783
2021	3,345,530	7,894,819	1,387,517	2,985,854	211.41	141.13	152,735	$49,408
2020	3,139,347	8,427,896	1,570,336	3,592,844	150.47	111.29	(250,036)	($4,477)
(1)
Our Principal Executive Officer (“PEO”) for each of the years reported was Oakleigh Thorne.
(2)
Our non-PEO named executive officers (“NEOs”) for each of the years reported were as follows: for 2023, Sergio Aguirre, Jessica Betjemann, Crystal Gordon, Karen Jackson and Barry Rowan; for 2022, Barry Rowan, Sergio Aguirre, Marguerite M. Elias, Karen Jackson and Jessica Betjemann; for 2021, Barry Rowan, Sergio Aguirre, Marguerite M. Elias and Karen Jackson; and for 2020, Barry Rowan, Marguerite M. Elias, Sergio Aguirre, Karen Jackson, John Wade and Jonathan B. Cobin.
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table. In this table, the unvested equity values are computed in accordance with the methodology also used for financial reporting purposes.

	2023		2022		2021		2020
		Average of		Average of		Average of		Average of
	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)
Total Compensation as reported on Summary Compensation Table	3,554,176	1,656,236	3,240,010	1,307,227	3,345,530	1,387,517	3,139,347	1,570,336
Deduction for fair value of equity reported in Summary Compensation Table	(2,499,998)	(573,998)	(1,700,009)	(608,997)	(1,595,080)	(579,500)	(826,662)	(374,223)
Fair value of equity compensation granted in current year and unvested at year-end – value at year-end	—	171,590	1,326,924	475,124	2,328,094	845,808	8,011,563	2,414,669
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in a prior fiscal year that were unvested at end of current fiscal year	—	(45,830)	263,488	112,261	3,644,943	1,181,495	80,667	247,226
Fair value of equity compensation granted in current year that vested during current year	1,832,148	213,333	—	—	—	—	—	194,112
Change in fair value from end of prior fiscal year to vesting date for awards made in a prior fiscal year that vested during current fiscal year	(21)	(5,994)	1,597,069	403,747	171,332	150,535	(284,077)	(241,707)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—	—	(1,692,942)	(217,569)
Compensation actually paid	2,886,305	1,415,337	4,727,482	1,689,362	7,894,819	2,985,854	8,427,896	3,592,844

(4)
Peer Group total shareholder return (“TSR”) reflects the peer group of the S&P 600 Smallcap, as used for purposes of Item 201(e)(ii) of Regulation S-K in our latest Annual Report on Form 10-K for the fiscal year ended December 31, 2023. With respect to both the Company’s cumulative TSR and peer group cumulative TSR, each year reflects what the cumulative value of $100 would be as of the end of the applicable fiscal year, including the reinvestment of dividends, if such amount were first invested on December 31, 2019.
(5)
We chose free cash flow as our Company-selected measure because it is the key component of our executive compensation program. Free cash flow represents net cash provided by operating activities, plus the proceeds from the FCC Reimbursement Program and the interest rate caps, less purchases of property and equipment and the acquisition of intangible assets and cash paid to purchase our interest rate caps. We believe that free cash flow provides meaningful information regarding our liquidity.

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote	for 2023, Sergio Aguirre, Jessica Betjemann, Crystal Gordon, Karen Jackson and Barry Rowan; for 2022, Barry Rowan, Sergio Aguirre, Marguerite M. Elias, Karen Jackson and Jessica Betjemann; for 2021, Barry Rowan, Sergio Aguirre, Marguerite M. Elias and Karen Jackson; and for 2020, Barry Rowan, Marguerite M. Elias, Sergio Aguirre, Karen Jackson, John Wade and Jonathan B. Cobin.
Peer Group Issuers, Footnote
(4)
Peer Group total shareholder return (“TSR”) reflects the peer group of the S&P 600 Smallcap, as used for purposes of Item 201(e)(ii) of Regulation S-K in our latest Annual Report on Form 10-K for the fiscal year ended December 31, 2023. With respect to both the Company’s cumulative TSR and peer group cumulative TSR, each year reflects what the cumulative value of $100 would be as of the end of the applicable fiscal year, including the reinvestment of dividends, if such amount were first invested on December 31, 2019.

PEO Total Compensation Amount	$ 3,554,176	$ 3,240,010	$ 3,345,530	$ 3,139,347
PEO Actually Paid Compensation Amount	$ 2,886,305	4,727,482	7,894,819	8,427,896
Adjustment To PEO Compensation, Footnote
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table. In this table, the unvested equity values are computed in accordance with the methodology also used for financial reporting purposes.

	2023		2022		2021		2020
		Average of		Average of		Average of		Average of
	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)
Total Compensation as reported on Summary Compensation Table	3,554,176	1,656,236	3,240,010	1,307,227	3,345,530	1,387,517	3,139,347	1,570,336
Deduction for fair value of equity reported in Summary Compensation Table	(2,499,998)	(573,998)	(1,700,009)	(608,997)	(1,595,080)	(579,500)	(826,662)	(374,223)
Fair value of equity compensation granted in current year and unvested at year-end – value at year-end	—	171,590	1,326,924	475,124	2,328,094	845,808	8,011,563	2,414,669
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in a prior fiscal year that were unvested at end of current fiscal year	—	(45,830)	263,488	112,261	3,644,943	1,181,495	80,667	247,226
Fair value of equity compensation granted in current year that vested during current year	1,832,148	213,333	—	—	—	—	—	194,112
Change in fair value from end of prior fiscal year to vesting date for awards made in a prior fiscal year that vested during current fiscal year	(21)	(5,994)	1,597,069	403,747	171,332	150,535	(284,077)	(241,707)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—	—	(1,692,942)	(217,569)
Compensation actually paid	2,886,305	1,415,337	4,727,482	1,689,362	7,894,819	2,985,854	8,427,896	3,592,844

Non-PEO NEO Average Total Compensation Amount	$ 1,656,236	1,307,227	1,387,517	1,570,336
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,415,337	1,689,362	2,985,854	3,592,844
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table. In this table, the unvested equity values are computed in accordance with the methodology also used for financial reporting purposes.

	2023		2022		2021		2020
		Average of		Average of		Average of		Average of
	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)
Total Compensation as reported on Summary Compensation Table	3,554,176	1,656,236	3,240,010	1,307,227	3,345,530	1,387,517	3,139,347	1,570,336
Deduction for fair value of equity reported in Summary Compensation Table	(2,499,998)	(573,998)	(1,700,009)	(608,997)	(1,595,080)	(579,500)	(826,662)	(374,223)
Fair value of equity compensation granted in current year and unvested at year-end – value at year-end	—	171,590	1,326,924	475,124	2,328,094	845,808	8,011,563	2,414,669
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in a prior fiscal year that were unvested at end of current fiscal year	—	(45,830)	263,488	112,261	3,644,943	1,181,495	80,667	247,226
Fair value of equity compensation granted in current year that vested during current year	1,832,148	213,333	—	—	—	—	—	194,112
Change in fair value from end of prior fiscal year to vesting date for awards made in a prior fiscal year that vested during current fiscal year	(21)	(5,994)	1,597,069	403,747	171,332	150,535	(284,077)	(241,707)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—	—	(1,692,942)	(217,569)
Compensation actually paid	2,886,305	1,415,337	4,727,482	1,689,362	7,894,819	2,985,854	8,427,896	3,592,844

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

The following graphs address, for the fiscal years covered by the Pay versus Performance Table, the relationship between compensation actually paid as disclosed in such table and the Company’s:

•
cumulative TSR and peer group cumulative TSR;
•
net income; and
•
free cash flow.

Total Shareholder Return Amount	$ 158.28	230.63	211.41	150.47
Peer Group Total Shareholder Return Amount	137.42	118.41	141.13	111.29
Net Income (Loss)	$ 145,678,000	$ 92,059,000	$ 152,735,000	$ (250,036,000)
Company Selected Measure Amount	82,687,000	57,783,000	49,408,000	(4,477,000)
PEO Name	Oakleigh Thorne.	Oakleigh Thorne.	Oakleigh Thorne.	Oakleigh Thorne.
Measure:: 1
Pay vs Performance Disclosure
Name	cumulative TSR and peer group cumulative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	net income
Measure:: 3
Pay vs Performance Disclosure
Name	free cash flow
Non-GAAP Measure Description	We chose free cash flow as our Company-selected measure because it is the key component of our executive compensation program. Free cash flow represents net cash provided by operating activities, plus the proceeds from the FCC Reimbursement Program and the interest rate caps, less purchases of property and equipment and the acquisition of intangible assets and cash paid to purchase our interest rate caps. We believe that free cash flow provides meaningful information regarding our liquidity.
PEO | Adjustment to Compensation Deduction For Fair Value of Equity Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,499,998)	$ (1,700,009)	$ (1,595,080)	$ (826,662)
PEO | Adjustment to Compensation Fair Value of Equity Compensation Granted in Current Year And Unvested at Year-End - Value at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,326,924	2,328,094	8,011,563
PEO | Adjustment to Compensation Change in Fair Value From End of Prior Fiscal Year to End of Current Fiscal Year for Awards Made in a Prior Fiscal Year That Were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	263,488	3,644,943	80,667
PEO | Adjustment to Compensation Fair Value of Equity Compensation Granted in Current Year That Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,832,148	0	0	0
PEO | Adjustment to Compensation Change in Fair Value From End of Prior Fiscal Year to Vesting Date For Awards Made in a Prior Fiscal Year That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21)	1,597,069	171,332	(284,077)
PEO | Adjustment to Compensation Fair Value of Awards Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(1,692,942)
Non-PEO NEO | Adjustment to Compensation Deduction For Fair Value of Equity Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(573,998)	(608,997)	(579,500)	(374,223)
Non-PEO NEO | Adjustment to Compensation Fair Value of Equity Compensation Granted in Current Year And Unvested at Year-End - Value at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,590	475,124	845,808	2,414,669
Non-PEO NEO | Adjustment to Compensation Change in Fair Value From End of Prior Fiscal Year to End of Current Fiscal Year for Awards Made in a Prior Fiscal Year That Were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,830)	112,261	1,181,495	247,226
Non-PEO NEO | Adjustment to Compensation Fair Value of Equity Compensation Granted in Current Year That Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	213,333	0	0	194,112
Non-PEO NEO | Adjustment to Compensation Change in Fair Value From End of Prior Fiscal Year to Vesting Date For Awards Made in a Prior Fiscal Year That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,994)	403,747	150,535	(241,707)
Non-PEO NEO | Adjustment to Compensation Fair Value of Awards Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (217,569)